UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  January 25, 2008
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  146500


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2610   30951  SH       SOLE       NONE     0    0       30951
Abbott Labs              COM            002824100      3171   56479  SH       SOLE       NONE     0    0       56479
Air Prod & Chemical	 COM		009158106      2829   28683  SH	      SOLE	 NONE	  0    0       28683
American Int'l Group     COM            026874107      3717   63749  SH       SOLE       NONE     0    0       63749
Amgen Inc                COM            031162100       707   15220  SH       SOLE       NONE     0    0       15220
Anheuser Busch           COM            035229103       890   17008  SH       SOLE       NONE     0    0       17008
Applied Materials Inc    COM            038222105       529   29774  SH       SOLE       NONE     0    0       29774
AT&T, Inc.		 COM		00206R102	311    7474  SH	      SOLE	 NONE	  0    0	7474
Automatic Data Processi  COM            053015103      2566   57628  SH       SOLE       NONE     0    0       57628
Bank of America		 COM		060505104	233    5656  SH	      SOLE	 NONE	  0    0	5656
Berkshire Hathaway       Class B        084670207      7923    1673  SH       SOLE       NONE     0    0        1673
Berkshire Hathaway	 Class A	084670108      1841      13  SH	      SOLE	 NONE	  0    0	  13
Brookfield Asset Mgmt	 COM		112585104      1762   49392  SH	      SOLE	 NONE	  0    0       49392
Capital One Financial	 COM		14040H105       898   19004  SH	      SOLE	 NONE	  0    0       19004
Chevron Corp	         COM            166764100      3912   41917  SH       SOLE       NONE     0    0       41917
Cisco Systems Inc	 COM		17275R102      1745   64470  SH	      SOLE       NONE     0    0       64470
Citigroup                COM            172967101      3183  108134  SH       SOLE       NONE     0    0      108134
Corning Inc              COM            219350105      2209   92097  SH       SOLE       NONE     0    0       92097
CVS Corp		 COM		126650100      3640   91582  SH	      SOLE	 NONE	  0    0       91582
Encana Corp		 COM		292505104      3036   44666  SH	      SOLE	 NONE	  0    0       44666
Exxon Mobil              COM            30231G102      5752   61396  SH       SOLE       NONE     0    0       61396
FEDEX Corp               COM            31428X106      1682   18858  SH       SOLE       NONE     0    0       18858
General Electric         COM            369604103      6124  165207  SH       SOLE       NONE     0    0      165207
Goldman Sachs Group Inc	 COM		38141G104      2472   11493  SH	      SOLE	 NONE	  0    0       11493
IBM                      COM            459200101      5223   48317  SH       SOLE       NONE     0    0       48317
Intel                    COM            458140100      3326  124743  SH       SOLE       NONE     0    0      124743
iShares Lehman Aggregate COM		464287226       497    4910  SH	      SOLE	 NONE	  0    0	4910
iShares MSCI EAFE Value	 COM		464288877      2110   29327  SH	      SOLE	 NONE	  0    0       29327
iShares Russell 2000 Ind COM		464287655      2856   37620  SH	      SOLE	 NONE	  0    0       37620
iShares Russell Midcap   COM		464287499      6826   65924  SH	      SOLE	 NONE	  0    0       65924
iShares Tr MSCI Emerging COM		464287234      1163    7741  SH	      SOLE	 NONE	  0    0	7741
iShares Trust MSCI EAFE  COM		464287465      1593   20295  SH	      SOLE	 NONE	  0    0       20295
iShares Trust Russell 20 COM		464287630      1286   18242  SH       SOLE	 NONE	  0    0       18242
iShares	Trust S&P 100 In COM		464287101	852   12390  SH       SOLE       NONE     0    0       12390
ITT Industries, Inc	 COM		450911102	353    5340  SH	      SOLE	 NONE	  0    0	5340
J.P. Morgan Chase & Co.  COM            46625H100      3601   82503  SH       SOLE       NONE     0    0       82503
Johnson & Johnson        COM            478160104      4668   69981  SH       SOLE       NONE     0    0       69981
Johnson Controls         COM            478366107      4728  131184  SH       SOLE       NONE     0    0      131184
Kellogg			 COM		487836108      1594   30409  SH	      SOLE	 NONE	  0    0       30409
Medtronic		 COM		585055106      2256   44873  SH	      SOLE	 NONE	  0    0       44873
Microsoft Corp           COM            594918104      4934  138609  SH       SOLE       NONE     0    0      138609
Oracle Corp              COM            68389X105      1331   58956  SH       SOLE       NONE     0    0       58956
Pepsico Inc              COM            713448108      5134   67646  SH       SOLE       NONE     0    0       67646
Pitney Bowes Inc         COM            724479100       407   10691  SH       SOLE       NONE     0    0       10691
Proctor & Gamble         COM            742718109      6193   84352  SH       SOLE       NONE     0    0       84352
S&P Dep Receipts (SPDRS) COM		78462F103	360    2465  SH	      SOLE	 NONE	  0    0	2465
Schlumberger	         COM		806857108      1468   14925  SH	      SOLE	 NONE	  0    0       14925
Staples Inc		 COM		855030102      2279   98792  SH	      SOLE	 NONE	  0    0       98792
The Travelers Companies  COM            89417E109       620   11521  SH       SOLE       NONE     0    0       11521
Trane Inc		 COM		892893108	518   11087  SH	      SOLE	 NONE	  0    0       11087
United Parcel Service    Class B        911312106       804   11364  SH       SOLE       NONE     0    0       11364
US Bancorp Del Com New	 COM		902973304	294    9257  SH	      SOLE	 NONE	  0    0	9257
Vanguard Index Funds     COM		922908769	709    4886  SH	      SOLE 	 NONE 	  0    0	4886
Vanguard Info Tech Index COM		92204A702	579    9632  SH	      SOLE	 NONE	  0    0	9632
Varian Medical Systems   COM            92220P105      3945   75637  SH       SOLE       NONE     0    0       75637
Virginia Community Bank	 COM		927786103	238    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	304    7998  SH	      SOLE	 NONE	  0    0	7998
Walgreen Co		 COM		931422109	429   11275  SH	      SOLE	 NONE	  0    0       11275
Wells Fargo              COM            949746101      3042  100777  SH       SOLE       NONE     0    0      100777
Western Union	 	 COM		959802109      2227   91717  SH	      SOLE	 NONE	  0    0       91717
Wrigley Wm Jr Co         COM            982526105      1664   28425  SH       SOLE       NONE     0    0       28425
Wyeth                    COM            983024100      1296   29326  SH       SOLE       NONE     0    0       29326
Zimmer Holdings Inc      COM            98956P102      1051   15893  SH       SOLE       NONE     0    0       15893
